Condensed Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 7,275,000	$ 4,867,000	$ 13,537,000	$ 8,663,000	$ 20,012,064	$ 13,966,251
Cost of revenues	7,015,000	4,062,000	12,644,000	7,028,000	20,299,677	12,038,769
Gross profit	260,000	805,000	893,000	1,635,000	(287,613)	1,927,482
Operating expenses
Sales and marketing	5,877,000	5,283,000	12,213,000	8,752,000	22,721,423	8,327,910
General and administrative	14,717,000	8,783,000	52,942,000	16,495,000	32,974,231	12,043,879
Research and development	1,897,000	1,541,000	5,229,000	2,687,000	5,035,963	2,959,330
Total operating expenses	22,491,000	15,607,000	70,384,000	27,934,000	60,731,617	23,331,119
Loss from Operations	(22,231,000)	(14,802,000)	(69,491,000)	(26,299,000)	(61,019,230)	(21,403,637)
Other Income (Expense):
Change in fair value of warrants	1,326,000	201,000	6,621,000	(1,052,000)	(1,781,280)	(80,040)
Change in fair value of derivatives			30,000	6,000	(208,000)	0
Change in fair value of derivatives	0	6,000	30,000	6,000
Interest income and other income (expense), net	31,000	(6,000)	30,000	3,000	1,318	120,549
Interest expense, including amortization of debt issuance costs	(1,313,000)	(504,000)	(3,977,000)	(549,000)	(4,876,706)	(308,266)
Loss before income taxes	(22,187,000)	(15,105,000)	(66,787,000)	(27,891,000)	(67,883,898)	(21,671,394)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	$ (22,187,000)	$ (15,105,000)	$ (66,787,000)	$ (27,891,000)	$ (67,883,898)	$ (21,671,394)
Net loss per share
Earnings Per Share, Basic	$ (0.29)	$ (0.36)	$ (0.97)	$ (0.68)	$ (1.64)	$ (0.56)
Earnings Per Share, Diluted	$ (0.29)	$ (0.36)	$ (0.97)	$ (0.68)	$ (1.64)	$ (0.56)
Weighted Average Number of Shares Outstanding, Basic	75,635,501	41,586,759	69,082,330	41,165,974	41,454,582	38,900,813
Weighted Average Number of Shares Outstanding, Diluted	75,635,501	41,586,759	69,082,330	41,165,974	41,454,582	38,900,813